Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Transfer between Level 1 and Level 2	¥ 0	¥ 0	¥ 0
Transfer between Level 2 and Level 1	0	0	0
Transfer into Level 3	0	0	0
Transfer out of Level 3	¥ 0	¥ 0	0
Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	0.57%	0.70%
Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Percentage of market rates	4.35%	4.41%
Finance Company Limited [member] | Smart Steps Digital Technology Co., Ltd [member]
Disclosure of detailed information about financial instruments [Line Items]
Amounts due to related party transactions	¥ 58	¥ 8
China United Network Communications Group Company Limited and its subsidiaries [member]
Disclosure of detailed information about financial instruments [Line Items]
Amounts due to related party transactions	5,112	4,879
China United Network Communications Group Company Limited and its subsidiaries [member] | Finance Company Limited [member]
Disclosure of detailed information about financial instruments [Line Items]
Amounts due to related party transactions	¥ 5,112	4,879
Foreign exchange risk [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB percentage of strengthened/weakened against foreign currencies	10.00%
Foreign exchange risk [member] | Cash and cash equivalents, borrowings and obligations under finance lease [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 268	170	131
Foreign exchange risk [member] | Financial assets recorded in fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [Line Items]
RMB strengthened/weakened against foreign currencies effect on income after tax and other comprehensive income	¥ 167	313	370
Price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Share price increased/decreased	10.00%
Share price increased/decreased effect on other comprehensive income	¥ 167	313	370
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Floating rate borrowings and short-term fixed rate borrowings	¥ 12,910	19,496
Interest rates increased/decreased	0.50%
Interest rates increased/decreased effect on income after tax	¥ 48	73	¥ 74
Interest rate risk [member] | Fixed rate [member]
Disclosure of detailed information about financial instruments [Line Items]
Long-term borrowings	¥ 37,900	¥ 42,669